Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) $ in Millions	Jul. 01, 2013 USD ($)
Provision for Fraud Losses | NetSpend Holdings Inc
Valuation and Qualifying Accounts Disclosure [Line Items]
Fraud losses related to the acquisition	$ 7.8